STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2024
Statement Of Compliance And Basis Of Preparation [Abstract]
STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION [Text Block]

2. STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB") and Interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

Basis of preparation

Depending on the applicable IFRS requirements, the measurement basis used in the preparation of these consolidated financial statements is cost, net realizable value, fair value or recoverable amount. These consolidated financial statements, except for the statement of cash flows, are based on the accrual basis.